Income Taxes - Reconciliation of the beginning and ending amount of uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Unrecognized Tax Benefits, Beginning Balance	$ 43	$ 34
Additions for current year items	115	9
Additions for prior year items	269
Unrecognized Tax Benefits, Ending Balance	$ 427	$ 43